Consolidated Statements of Profit & Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Continuing Operations
Revenue	$ 365,704	$ 324,253		$ 325,899
Cost of sales and services (excluding depreciation)	(267,136)	(251,666)	[2]	(244,816)	[2]
Depreciation	(30,102)	(26,697)		(25,435)
Gross profit	68,466	45,890		55,648
Selling, general and administrative expenses	(56,292)	(47,095)	[2]	(49,726)	[2]
Gain from distribution of dividend in kind				209,710
Write back/(impairment) of assets and investments	28,758	(72,263)		(6,541)
Dilution gains from reductions in equity interest held in associates				32,829
Other expenses	(51)	(229)	[2]	(802)	[2]
Other income	1,410	2,757	[2]	3,742	[2]
Operating profit/(loss) from continuing operations	42,291	(70,940)		244,860
Financing expenses	(70,166)	(47,276)		(36,394)
Financing income	2,904	7,724		10,721
Financing expenses, net	(67,262)	(39,552)		(25,673)
Provision of financial guarantee		(130,193)
Share in losses of associated companies, net of tax	(110,665)	(186,215)		(187,033)
(Loss)/profit from continuing operations before income taxes	(135,636)	(426,900)		32,154
Income taxes	(72,809)	(2,252)		(9,043)
(Loss)/Profit for the year from continuing operations	(208,445)	(429,152)		23,111
Profit and gain from sale of discontinued operations	476,565	35,150		72,781
Profit/(loss) for the year	268,120	(394,002)		95,892
Attributable to:
Kenon's shareholders	236,590	(411,937)		72,992
Non-controlling interests	31,530	17,935		22,900
Profit/(loss) for the year	$ 268,120	$ (394,002)		$ 95,892
Basic/diluted profit/(loss) per share attributable to Kenon's shareholders (in dollars):
Basic/diluted profit/(loss) per share	$ 4.40	$ (7.67)		$ 1.36
Basic/diluted (loss)/profit per share from continuing operations	(4.00)	(8.08)		0.24
Basic/diluted profit per share from discontinued operations	$ 8.40	$ 0.41		$ 1.12

[1]	Restated (See note 2.E and 28)
[2]	Restated (See note 2.E)